Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly financial data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per unit amounts)
For the Year Ended December 31, 2012:
Revenues	$43,733	$39,215	$42,816	$48,191
Operating income (loss)	34,019	22,608	(20,128)	17,308
Net income (loss)	31,206	17,625	(24,145)	13,599
Net income attributable to previous owners	10,403	17,863	1,095	8,699
Net income (loss) noncontrolling interest	(91)	16	92	87
Net income (loss) attributable to partners	20,894	(254)	(25,332)	4,813
Basic and diluted earnings per unit	0.94	(0.01)	(1.13)	0.19
For the Year Ended December 31, 2011:
Revenues	$28,366	$48,012	$49,402	$46,835
Operating income (loss)	(2,345)	86,998	44,620	18,628
Net income (loss)	(3,373)	83,020	40,968	15,711
Net income (loss) attributable to predecessor	(1,983)	63,811	14,162	(250)
Net income attributable to previous owners	(1,272)	19,331	26,796	9,285
Net income (loss) noncontrolling interest	(118)	(122)	10	84
Net income attributable to partners	—	—	—	6,592
Basic and diluted earnings per unit	—	—	—	0.30